Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2023
Cash, Cash Equivalents and Restricted Cash [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash	The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows.
	Years ended June 30,
	2022	2023	2023
	RMB	RMB	US$

Cash and cash equivalent	194,259	164,470	22,681
Restricted cash	118,796	8,258	1,139
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	313,055	172,728	23,820